Filed pursuant to Rule 497(a)
Registration No. 333-192770
Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

* * * May be forwarded externally ONLY to US-based accounts* * *

ISSUER:                                            Fifth Street Finance Corp. [“FSC”]
EXPECTED RATINGS:                     BBB- / BBB- (S&P/Fitch) (Stable/Stable)
SECURITY DESCRIPTION:             Unsecured Notes
FORMAT:                                              SEC Registered
SIZE:                                                  $250mm
MATURITY:                                          5yr Fixed
PRICE GUIDANCE:                            5.000-5.250%
ACTIVE BOOKRUNNERS:              GS/MS/BARC/JPM
PASSIVE BOOKRUNNERS:            DB/RBC/UBS
CO-MANAGERS:                                TBD
MINIMUM DENOMS:                          $2,000 x $1,000
USE OF PROCEEDS:                        To repay debt outstanding under one or more credit
facilities
 SETTLEMENT:                                   T+7
 TIMING:                                            This Week’s Business

Investors are advised to carefully consider the investment objective, risks, charges and expenses of FSC before investing. The preliminary prospectus supplement dated February 12, 2014, together with an accompanying prospectus, which have been filed with the Securities and Exchange Commission, contain this and other information about FSC and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of FSC and are not soliciting an offer to buy such securities in any state where such offer and sale is not permitted.

A shelf registration statement relating to these securities is on file with and has been declared effective by the Securities and Exchange Commission.  The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus.  Copies of the preliminary prospectus (and accompanying prospectus)  may be obtained from Goldman, Sachs & Co., Attn: Prospectus Department, 200 West Street, New York, NY 10282, tel: 866-471-2526, facsimile: 212-902-9316, or e-mail: prospectus-ny@ny.email.gs.com; Morgan Stanley & Co. LLC, 180 Varick Street, 2nd Floor, New York, NY 10014, Attn: Prospectus Department, tel: 866-718-1649 or prospectus@morganstanley.com; Barclays Capital Inc., c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717, Attn: Prospectus Department, 888-603-5847), or e-mail Barclaysprospectus@broadridge.com; or J.P. Morgan Securities LLC, c/o Broadridge Financial Solutions, 1155 Long Island Avenue, Edgewood, NY 11717, Attn: Prospectus Department, 866-803-9204.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.